Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although the 2022 LTIP allows for the grant of stock options, stock appreciation rights, or similar option-like awards, we do not currently grant such equity awards as part of our compensation program. Accordingly, we have no formal policies or practices to disclose under Item 402(x) of Regulation S-K. In addition, the Company does not schedule equity award grants in anticipation of the release of material nonpublic information, nor does the Company time the disclosure of material nonpublic information for purposing of affecting the value of executive compensation.
Award Timing Method	Although the 2022 LTIP allows for the grant of stock options, stock appreciation rights, or similar option-like awards, we do not currently grant such equity awards as part of our compensation program. Accordingly, we have no formal policies or practices to disclose under Item 402(x) of Regulation S-K. In addition, the Company does not schedule equity award grants in anticipation of the release of material nonpublic information, nor does the Company time the disclosure of material nonpublic information for purposing of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false